COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Summary of capital and other commitment

	As of December 31,
	2023	2024
	RMB	RMB
Property, plant, and equipment	37,685	40,848